UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08460

Morgan Stanley Global Opportunity Bond Fund, Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas 5th Floor New York, NY			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, 5th Floor New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	6/30/06

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2006 Semi-Annual Report

June 30, 2006

Morgan Stanley Global Opportunity Bond Fund, Inc.

Morgan Stanley

Investment Management Inc.

Investment Adviser

Morgan Stanley Global Opportunity Bond Fund, Inc.

Letter to Stockholders	Overview (unaudited)

Performance

For the six months ended June 30, 2006, the Morgan Stanley Global Opportunity Bond Fund, Inc. (the “Fund”) had a total return based on net asset value per share of 0.08%, net of fees, compared to 1.40% for the Emerging Markets Bond/U.S. High Yield Blended Composite (the “Index”). The Index is comprised of 50% of the J.P. Morgan Emerging Markets Bond Global Index and 50% of the C.S. First Boston High Yield Index. At June 30, 2006, the Fund’s investments in debt instruments were comprised of 54.2% emerging markets debt securities and 42.3% U.S. high yield securities. However, the Fund’s weightings in these asset classes are not restricted and under normal circumstances will fluctuate depending on market conditions. On June 30, 2006, the closing price of the Fund’s shares on the New York Stock Exchange was $9.00, representing a 16.9% premium to the Fund’s net asset value per share.

Factors Affecting Performance

•                  The first half of 2006 was challenging for emerging markets debt (EMD), for reasons more external in nature than internal to the emerging markets. Fundamentals remained strong across the emerging markets as solid growth, low inflation and increased self insurance (supported by higher foreign exchange reserves, higher credit ratings and lower levels of external debt) helped to bolster the credit outlook for most emerging countries. Following strong performance in January and February, EMD subsequently turned negative and ended the six month period with a slightly negative return.

•                  Uncertainty about U.S. inflation and interest rates and fear of policy overkill appeared to dampen investor risk tolerance. In addition, the end of “quantitative easing” in Japan and the acceleration of rising interest rates there precipitated unwinds of yen-funded carry trades. Political volatility in Peru, Hungary, Mexico, Thailand and Brazil also helped to push EMD prices into negative territory during the busy electoral period this spring. Offsetting these negatives however, was the fact that most energy exporting countries enjoyed another six months of firm oil prices and a number of countries (Brazil, Colombia, Mexico, Russia and Venezuela) successfully completed balance sheet improvements, debt exchanges or buy backs during the period. Also of note was Brazil’s upgrade to BB by S&P. This upgrade had the effect of raising the average credit rating of the Index to Ba1/BB+, or just one notch below investment grade.

•                  The U.S. high yield market performed well during the reporting period, especially in the first quarter of 2006, as continued economic strength, a strong equity market and increased investor appetite for risk supported the market. The gains in high yield came despite declining U.S. Treasury prices, tight credit spreads, moderate new bond issuance and outflows from mutual funds.

•                  The market fundamentals that helped contribute to high yield’s strong performance in the first quarter continued throughout the second quarter of 2006. However, certain unfavorable factors such as greater market volatility, concerns about higher inflation and increased issuance dampened performance.

•                  In keeping with this performance pattern, high yield spreads tightened during the first three months of the year, leveled off early in the second quarter, then widened in June, closing the reporting period at 359 basis points over Treasuries. The riskiest segment of the market securities rated CCC and below-outperformed higher-rated securities throughout the reporting period.

Management Strategies

•                  Our approach in both the emerging markets and high yield segments of the Fund was driven by a generally conservative strategy. The vulnerability of emerging markets to global developments prompted our adaptation of a defensive stance early in the year—a stance characterized by underweights in some of the historically volatile credits and overweights in shorter duration or local currency denominated assets.

•                  Within this more defensive stance, we favored countries such as Indonesia, the Philippines and Argentina where we believed that valuations had not yet reflected the ongoing improvements in macro-conditions. Both Argentine and Philippine assets added to relative performance. Unfortunately, Indonesian assets underperformed the market during the period as investors shunned riskier and less liquid assets. The Fund’s defensive interest rate posture also aided relative performance as the short end of the U.S. Treasury yield curve shifted upward with each increase in the Federal funds target rate. Local currency exposure in Brazil, Mexico and Turkey detracted from returns as currencies in many emerging markets experienced a significant correction during May and June.

Morgan Stanley Global Opportunity Bond Fund, Inc.

Letter to Stockholders (cont’d)	Overview (unaudited)

Management Strategies (cont’d)

•                  Within the high yield segment of the Fund, the most significant driver of the Fund’s performance relative to the Index was its relatively high credit quality. Early in the reporting period, we reduced risk in the Fund by increasing its overall credit quality. This defensive positioning versus the Index was the main reason for the Fund’s relative underperformance, as it kept the Fund from participating fully in the first quarter’s rally of lower-quality securities.

Sincerely,

Ronald E. Robison

President and Principal Executive Officer

July 2006

Morgan Stanley Global Opportunity Bond Fund, Inc.

Investment Advisory Agreement Approval	June 30, 2006 (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense.  (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement”).  The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner.  The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds.  In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”).  The Board considered that the Fund’s performance peer group includes both emerging market debt funds and high yield funds.  The Board also considered that the Fund’s performance was in-line with its benchmark for the one- and three-year periods.  The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund and concluded that the Fund’s performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report.  The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints.  The Board considered that the Fund is a closed-end fund and, therefore, that the Fund’s assets are not likely to grow with new sales or grow significantly as a result of capital appreciation.  The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Morgan Stanley Global Opportunity Bond Fund, Inc.

Investment Advisory Agreement Approval (cont’d)	June 30, 2006 (unaudited)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as commissions on the purchase and sale of Fund shares and “float” benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser.  The Board concluded that the commissions were competitive with those of other broker-dealers and the float benefits were relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund (“soft dollars”).  The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement.  The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability.  The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser.  The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its stockholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Global Opportunity Bond Fund, Inc.
Portfolio of Investments (Showing Percentage of Total Value of Investments)	June 30, 2006 (unaudited)

Face
Amount	Value
(000)	(000)
DEBT INSTRUMENTS (96.5%)
Argentina (1.6%)
Sovereign (1.6%)
Republic of Argentina
5.83%, 12/31/33	$3,748	$402
8.28%, 12/31/33	(a)20	17
Republic of Argentina (Linked Variable Rate)
86.70%, 4/10/49	(b)280	113
532
Bermuda (0.6%)
Corporate (0.6%)
Intelsat Subsidiary Holding Co., Ltd.
8.625%, 1/15/15	115	116
9.61%, 1/15/12	(c)80	81
197
Brazil (5.4%)
Corporate (0.3%)
Banco ABN Amro Real SA
Zero Coupon, 07/21/06	BRL	(d)200	93
Sovereign (5.1%)
Citigroup, Inc.
6.00%, 5/18/09	$150	143
Federative Republic of Brazil
8.00%, 1/15/18	231	244
8.875%, 10/14/19	481	537
8.875%, 4/15/24	85	95
10.50%, 7/14/14	130	157
14.50%, 10/15/09	450	561
1,737
1,830
Bulgaria (0.9%)
Sovereign (0.9%)
Republic of Bulgaria
8.25%, 1/15/15	141	160
Republic of Bulgaria (Registered)
8.25%, 1/15/15	120	136
296
Canada (2.9%)
Corporate (2.9%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13	35	28
7.75%, 6/15/11	30	28
CanWest Media, Inc.
8.00%, 9/15/12	161	161
CHC Helicopter Corp.
7.375%, 5/1/14	195	188
Husky Oil Co.
8.90%, 8/15/28	(f)155	164
Jean Coutu Group, Inc.
7.625%, 8/1/12	85	83
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08	100	95
Novelis, Inc.
7.50%, 2/15/15	(e)160	154
Quebecor World Capital Corp.
8.75%, 3/15/16	(e)115	105
1,006
Chile (1.1%)
Corporate (1.1%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(e)350	362
Colombia (1.3%)
Sovereign (1.3%)
Republic of Colombia
8.125%, 5/21/24	120	122
8.25%, 12/22/14	88	93
9.75%, 4/9/11	93	100
11.75%, 2/25/20	100	132
447
Denmark (0.3%)
Corporate (0.3%)
Nordic Telephone Co. Holdings ApS
8.875%, 5/1/16	(e)35	36
TDC A/S
6.50%, 4/19/12	EUR	40	53
89
Ecuador (0.5%)
Sovereign (0.5%)
Republic of Ecuador
9.00%, 5/15/30	$	(g)190	185
France (0.3%)
Corporate (0.3%)
Compagnie Generale de Geophysique SA
7.50%, 5/15/15	40	39

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Global Opportunity Bond Fund, Inc.
Portfolio of Investments (cont’d) (Showing Percentage of Total Value of Investments)	June 30, 2006 (unaudited)

		Face
		Amount	Value
		(000)	(000)
France (cont’d)
Corporate (cont’d)
Crown European Holdings SA
6.25%, 9/1/11	EUR	50	$67
			106
Germany (0.4%)
Corporate (0.4%)
Cognis Deutschland GmbH & Co. KG
7.816%, 11/15/13	$	(c)(e)95	125
Indonesia (2.0%)
Corporate (2.0%)
Pindo Deli Finance Mauritius
Tranche A, 6.00%, 4/28/15		(c)(e)95	71
Tranche B, 6.00%, 4/28/18		(c)291	162
Tranche C, 6.13%, 4/28/27		(c)(e)587	120
Tjiwi Kimia Finance Mauritius Ltd.
Tranche A, 2.12%, 4/28/15		(c)110	84
Tranche A, 6.00%, 4/28/15		(c)(e)100	76
Tranche B, 6.00%, 4/28/18		(c)(e)217	127
Tranche C, 6.13%, 4/28/27		(e)268	55
			695
Ireland (0.2%)
Corporate (0.2%)
JSG Funding plc
10.125%, 10/1/12	EUR	40	56
Ivory Coast (0.1%)
Sovereign (0.1%)
Republic of Ivory Coast
2.50%, 3/31/18	$	(b)180	47
Luxembourg (1.2%)
Corporate (1.2%)
Cablecom Luxembourg SCA
9.375%, 4/15/14		(e)145	207
SGL Carbon Luxembourg SA
8.50%, 2/1/12		(e)50	69
Wind Acquisition Finance SA
10.75%, 12/1/15		(e)115	123
			399
Malaysia (0.9%)
Sovereign (0.9%)
Government of Malaysia
7.50%, 7/15/11		30	32
8.75%, 6/1/09		250	269
			301
Mexico (9.8%)
Corporate (4.3%)
Axtel SA
11.00%, 12/15/13		78	86
Pemex Project Funding Master Trust
6.63%, 6/15/10		(c)(e)380	389
9.125%, 10/13/10		360	395
9.50%, 9/15/27		(e)480	577
			1,447
Sovereign (5.5%)
Mexican Bonos
8.00%, 12/17/15	MXN	4,210	346
10.00%, 12/5/24		11,048	1,020
United Mexican States
8.125%, 12/30/19	$170		193
8.375%, 1/14/11		225	246
11.50%, 5/15/26		50	74
			1,879
			3,326
Nigeria (1.3%)
Sovereign (1.3%)
Central Bank of Nigeria Par Bond
6.25%, 11/15/20		(g)250	249
Nigeria Credit Linked Mortgage Bond
15.00%, 1/30/09		181	196
			445
Panama (1.2%)
Sovereign (1.2%)
Republic of Panama
7.125%, 1/29/26		150	145
9.375%, 4/1/29		150	178
9.625%, 2/8/11		66	74
			397
Peru (1.4%)
Sovereign (1.4%)
Republic of Peru
8.375%, 5/3/16		90	98
8.75%, 11/21/33		240	268
9.875%, 2/6/15		100	117
			483

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Global Opportunity Bond Fund, Inc.
Portfolio of Investments (cont’d) (Showing Percentage of Total Value of Investments)	June 30, 2006 (unaudited)

Face
Amount	Value
(000)	(000)
Philippines (6.0%)
Sovereign (6.0%)
Republic of Philippines
8.875%, 3/17/15	$840	$913
9.00%, 2/15/13	180	195
9.50%, 2/2/30	645	740
10.625%, 3/16/25	170	211
2,059
Qatar (0.4%)
Sovereign (0.4%)
State of Qatar (Registered)
9.75%, 6/15/30	110	154
Russia (7.7%)
Corporate (1.6%)
Gaz Capital for Gazprom
8.625%, 4/28/34	290	333
RSHB Capital SA for OJSC Russian Agricultural Bank
7.175%, 5/16/13	(c)(e)210	209
542
Sovereign (6.1%)
Aries Vermoegensverwaltungs GmbH
9.60%, 10/25/14	500	622
Russian Federation
5.00%, 3/31/30	(e)(g)301	322
Russian Federation (Registered)
5.00%, 3/31/30	(g)1	1
8.25%, 3/31/10	262	273
11.00%, 7/24/18	556	768
12.75%, 6/24/28	65	110
2,096
2,638
South Africa (0.4%)
Sovereign (0.4%)
Republic of South Africa
13.50%, 9/15/15	ZAR	695	126
Trinidad (0.5%)
Corporate (0.5%)
National Gas of Trinidad & Tobago Ltd.
6.05%, 1/15/36	$	(e)172	159
Tunisia (0.2%)
Sovereign (0.2%)
Banque Centrale de Tunisie
7.375%, 4/25/12	70	73
Turkey (2.3%)
Sovereign (2.3%)
Citigroup Global Markets Holdings, Inc. (Turkish Lira Index Linked)
Zero Coupon, 6/28/07	470	383
Republic of Turkey
11.00%, 1/14/13	150	172
11.50%, 1/23/12	200	229
784
United Kingdom (0.1%)
Corporate (0.1%)
Esprit Telecom Group plc
11.00%, 6/15/08	EUR	(a)(b)(h)233	@—
NTL Cable plc
8.75%, 4/15/14	$20	20
20
United States (42.3%)
Corporate (42.3%)
Advanstar Communications, Inc.
10.75%, 8/15/10	20	22
AES Corp. (The)
8.875%, 2/15/11	9	10
9.00%, 5/15/15	(e)100	108
9.375%, 9/15/10	16	17
Albertson’s, Inc.
7.25%, 5/1/13	95	91
7.50%, 2/15/11	40	40
Allied Waste North America
5.75%, 2/15/11	(e)60	56
6.375%, 4/15/11	175	169
8.50%, 12/1/08	(f)75	78
AMC Entertainment, Inc.
9.42%, 8/15/10	(c)70	73
American Tower Corp.
7.125%, 10/15/12	80	80
7.50%, 5/1/12	75	76
Amerisource Bergen Corp.
5.625%, 9/15/12	(e)145	139
Amsted Industries, Inc.
10.25%, 10/15/11	(e)190	204
ArvinMeritor, Inc.
8.75%, 3/1/12	45	44
Brown Shoe Co., Inc.
8.75%, 5/1/12	80	83

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Global Opportunity Bond Fund, Inc.
Portfolio of Investments (cont’d) (Showing Percentage of Total Value of Investments)	June 30, 2006 (unaudited)

	Face
	Amount	Value
	(000)	(000)
United States (cont’d)
Corporate (cont’d)
Buhrmann US, Inc.
7.875%, 3/1/15	$40	$40
8.25%, 7/1/14	100	100
CA FM Lease Trust
8.50%, 7/15/17	(e)92	98
Cablevision Systems Corp.
9.62%, 4/1/09	(c)155	165
Caesar’s Entertainment, Inc.
8.875%, 9/15/08	110	116
CCH I LLC
11.00%, 10/1/15	50	44
Chaparral Energy, Inc.
8.50%, 12/1/15	(e)140	140
Chesapeake Energy Corp.
7.50%, 9/15/13	145	146
7.625%, 7/15/13	25	25
CMS Energy Corp.
7.50%, 1/15/09	215	219
Colorado Interstate Gas Co.
6.80%, 11/15/15	(b)80	78
Community Health Systems, Inc.
6.50%, 12/15/12	180	172
Covalence Specialty Materials Corp.
10.25%, 3/1/16	(e)105	101
Crown Americas LLC and Crown Americas Capital Corp.
7.625%, 11/15/13	(e)105	104
DaVita, Inc.
6.625%, 3/15/13	180	172
Delhaize America, Inc.
8.125%, 4/15/11	90	95
Dex Media East LLC
12.125%, 11/15/12	48	54
Dex Media West LLC
9.875%, 8/15/13	69	75
Echostar DBS Corp.
6.375%, 10/1/11	120	115
6.625%, 10/1/14	85	80
El Paso Production Holding Co.
7.75%, 6/1/13	135	137
Equistar Chemicals LP
10.625%, 5/1/11	55	59
10.125%, 9/1/08	(f)110	116
EXDS, Inc.
11.625%, 7/15/10	(a)(b)(h)15	@—
Extendicare Health Services, Inc.
6.875%, 5/1/14	160	168
Fisher Scientific International, Inc.
6.125%, 7/1/15	180	174
Ford Motor Co.
7.45%, 7/16/31	120	87
Ford Motor Credit Co.
5.80%, 1/12/09	115	105
Foundation PA Coal Co.
7.25%, 8/1/14	35	34
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08	235	239
Fresenius Medical Care Capital Trust IV
7.875%, 6/15/11	25	25
General Cable Corp.
9.50%, 11/15/10	45	48
General Motors Acceptance Corp.
4.375%, 12/10/07	115	110
6.875%, 9/15/11	165	158
General Motors Corp.
7.125%, 7/15/13	45	37
8.375%, 7/15/33	210	170
Goodman Global Holding Co., Inc.
8.329%, 6/15/12	(c)22	22
Graham Packaging Co., Inc.
8.50%, 10/15/12	95	94
9.875%, 10/15/14	(f)105	105
Graphic Packaging International Corp.
9.50%, 8/15/13	(f)135	134
Hanover Compressor Co.
8.625%, 12/15/10	25	26
9.00%, 6/1/14	45	47
Hanover Equipment Trust
8.50%, 9/1/08	70	72
8.75%, 9/1/11	35	36
HCA, Inc.
6.30%, 10/1/12	(f)55	52
7.58%, 9/15/25	65	61
7.69%, 6/15/25	25	24
8.75%, 9/1/10	90	95
Hexcel Corp.
6.75%, 2/1/15	125	118

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Global Opportunity Bond Fund, Inc.
Portfolio of Investments (cont’d) (Showing Percentage of Total Value of Investments)	June 30, 2006 (unaudited)

		Face
		Amount	Value
		(000)	(000)
United States (cont’d)
Corporate (cont’d)
Hilcorp Energy I LP
7.75%, 11/1/15		$ (e)120	$115
10.50%, 9/1/10		(e)68	74
Host Marriott LP
7.125%, 11/1/13		90	90
Houghton Mifflin Co.
8.25%, 2/1/11		90	92
9.875%, 2/1/13		100	104
Huntsman International LLC
10.125%, 7/1/09		(f)92	94
Innophos Investments Holdings, Inc.
13.17%, 2/15/15		(c)84	85
Innophos, Inc.
8.875%, 8/15/14		(c)80	79
Interface, Inc.
7.30%, 4/1/08		25	25
9.50%, 2/1/14		90	93
10.375%, 2/1/10		30	33
Ipalco Enterprises, Inc.
8.375%, 11/14/08		75	77
8.625%, 11/14/11		30	32
Iron Mountain, Inc.
7.75%, 1/15/15		40	38
8.625%, 4/1/13		(f)155	156
Isle of Capri Casinos, Inc.
7.00%, 3/1/14		175	166
J.P. Morgan Chase & Co.
0.00%, 6/27/07		194	131
Johnsondiversey, Inc.
9.625%, 5/15/12		(f)125	125
9.625%, 5/15/12	EUR	25	33
K&F Acquisition, Inc.
7.75%, 11/15/14		$160	158
Kinder Morgan Inc.
6.50%, 9/1/12		135	129
Koppers, Inc.
9.875%, 10/15/13		45	49
Las Vegas Sands Corp.
6.375%, 2/15/15		105	98
Levi Strauss & Co.
9.74%, 4/1/12		(c)215	220
Limited Brands, Inc.
6.125%, 12/1/12		100	98
LIN Television Corp.
6.50%, 5/15/13		140	129
Linens N Things, Inc.
10.702%, 1/15/14		(c)(e)140	133
Magnum Hunter Resources, Inc.
9.60%, 3/15/12		42	45
Massey Energy Co.
6.875%, 12/15/13		(b)(e)175	164
MedCath Holdings Corp.
9.875%, 7/15/12		100	104
MGM Mirage
5.875%, 2/27/14		115	104
6.00%, 10/1/09		85	83
Michael Foods, Inc.
8.00%, 11/15/13		75	74
Millennium America, Inc.
9.25%, 6/15/08		70	72
Monongahela Power Co.
5.00%, 10/1/06		(f)105	105
MSW Energy Holdings LLC
8.50%, 9/1/10		20	21
MSW Energy Holdings II LLC
7.375%, 9/1/10		85	85
Murrin Murrin Holding Ltd.
9.375%, 8/31/07		(a)(b)(h)365	@—
Nalco Co.
7.75%, 11/15/11		70	70
8.875%, 11/15/13		100	101
National Mentor, Inc.
11.25%, 7/1/14		(e)75	77
Nebraska Book Co., Inc.
8.625%, 3/15/12		40	37
Nevada Power Co.
9.00%, 8/15/13		(f)95	103
Nortek, Inc.
8.50%, 9/1/14		130	126
Northwest Pipeline Corp.
8.125%, 3/1/10		20	21
Omnicare, Inc.
6.75%, 12/15/13		95	91
Ormat Funding Corp.
8.25%, 12/30/20		146	150
Owens-Illinois, Inc.
7.35%, 5/15/08		20	20
7.50%, 5/15/10		(f)235	231

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Global Opportunity Bond Fund, Inc.
Portfolio of Investments (cont’d) (Showing Percentage of Total Value of Investments)	June 30, 2006 (unaudited)

	Face
	Amount	Value
	(000)	(000)
United States (cont’d)
Corporate (cont’d)
Oxford Industries, Inc.
8.875%, 6/1/11	$45	$45
P.H. Glatfelter
7.125%, 5/1/16	(e)30	30
Pacific Energy Partners LP/ Pacific Energy Finance Corp.
7.125%, 6/15/14	80	81
PanAmSat Holding Corp.
6.58%, 11/1/14	(g)175	130
9.00%, 8/15/14	17	17
Pemex Project Funding Master Trust
8.625%, 12/1/23	250	274
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12	135	135
Phillips-Van Heusen Co.
7.25%, 2/15/11	110	110
Pilgrim’s Pride Corp.
9.25%, 11/15/13	(f)105	105
9.625%, 9/15/11	205	214
Pogo Producing Co.
6.875%, 10/1/17	115	107
Propex Fabrics, Inc.
10.00%, 12/1/12	55	51
PSEG Energy Holdings LLC
8.625%, 2/15/08	240	247
Qwest Communications International, Inc.
8.67%, 2/15/09	(c)(f)90	92
Qwest Corp.
5.625%, 11/15/08	25	25
Residential Capital Corp.
6.375%, 6/30/10	95	94
Reynolds American, Inc.
6.50%, 7/15/10	(e)200	195
Rhythms NetConnections, Inc.
13.88%, 5/15/08	(a)(b)(h)570	@—
14.00%, 2/15/10	(a)(b)(h)179	@—
Rite Aid Corp.
8.125%, 5/1/10	85	86
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	50	65
10.625%, 5/15/11	62	67
Smithfield Foods, Inc.
7.00%, 8/1/11	(f)230	224
7.625%, 2/15/08	(f)50	51
8.00%, 10/15/09	50	51
Sonic Automotive, Inc.
8.625%, 8/15/13	(f)230	229
Southern Natural Gas Co.
8.875%, 3/15/10	45	48
Station Casinos, Inc.
6.00%, 4/1/12	180	169
SunGard Data Systems, Inc.
9.125%, 8/15/13	(e)95	99
9.43%, 8/15/13	(c)(e)5	5
Technical Olympic USA, Inc.
9.00%, 7/1/10	50	49
10.375%, 7/1/12	45	43
Tempur-Pedic, Inc. and Tempur Production USA, Inc.
10.25%, 8/15/10	72	76
Tenet Healthcare Corp.
7.375%, 2/1/13	45	41
9.875%, 7/1/14	45	45
TRW Automotive, Inc.
9.375%, 2/15/13	(f)102	109
UbiquiTel Operating Co.
9.875%, 3/1/11	100	109
UCAR Finance, Inc.
10.25%, 2/15/12	90	95
Warner Chilcott Corp.
8.75%, 2/1/15	95	98
Westlake Chemical Corp.
6.625%, 1/15/16	80	74
Williams Cos., Inc.
7.875%, 9/1/21	90	92
		14,399
Venezuela (3.2%)
Sovereign (3.2%)
Republic of Venezuela
8.50%, 10/8/14	120	127
9.375%, 1/13/34	172	203
10.75%, 9/19/13	640	765
		1,095
TOTAL DEBT INSTRUMENTS
(Cost $33,599)		32,831

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Global Opportunity Bond Fund, Inc.
Portfolio of Investments (cont’d) (Showing Percentage of Total Value of Investments)	June 30, 2006 (unaudited)

		Value
	Shares	(000)
COMMON STOCKS (0.0%)
United Kingdom (0.0%)
Viatel Holding Bermuda Ltd.	(d)290	$ @—

United States (0.0%)
Paxson Communications Corp.,	(d)44,943	4
PNM Resources, Inc.	46	1
XO Holdings, Inc.	(d)287	1
		6
TOTAL COMMON STOCKS
(Cost $381)		6

	No. of
	Warrants
WARRANTS (0.4%)
Argentina (0.0%)
Republic Of Argentina, expiring 12/15/35	(a)(d)57,062	5
Mexico (0.1%)
United Mexican States, expiring 9/1/06	(d)200	12
Nigeria (0.2%)
Central Bank of Nigeria, expiring 11/15/20	(d)500	75
United States (0.0%)
SW Acquisition LP, expiring 4/1/11	(d)(e)(h)221	@—
XO Holdings, Inc. Series A, expiring 1/16/10	(d)576	1
XO Holdings, Inc. Series B, expiring 1/16/10	(d)433	@—
XO Holdings, Inc. Series C, expiring 1/16/10	(d)433	@—
		1
Venezuela (0.1%)
Republic of Venezuela Oil-Linked Payment Obligation, expiring 4/15/20	950	34
TOTAL WARRANTS
(Cost $14)		127

No. of
Contracts
Put Options Purchased (0.0%)
Federative Republic of Brazil
9/06 @ $2.287 (Cost $6)	(g)172,230	4

	Face
	Amount	Value
	(000)	(000)
SHORT-TERM INVESTMENT (3.1%)
United States (3.1%)
Repurchase Agreement (3.1%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $1,055 (Cost $1,055)	$ (i)1,055	$1,055
TOTAL INVESTMENTS (100.0%)
(Cost $35,055)		34,023
LIABILITIES IN EXCESS OF OTHER ASSETS		(1,682)
NET ASSETS		$32,341

(a)	Security was valued at fair value — At June 30, 2006, the Fund held $22,000 of fair valued securities, representing less than 0.1% of net assets.
(b)	Security is in default.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2006.
(d)	Non-income producing security.
(e)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid.
(f)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of June 30, 2006. See note A-3 to financial statements.
(g)	Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2006. Maturity date disclosed is ultimate maturity.
(h)	Security has been deemed illiquid — At June 30, 2006.
(i)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

@	Face Amount/Value is less than $500.
EUR	Euro
MTN	Medium-Term Note

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Global Opportunity Bond Fund, Inc.
Portfolio of Investments (cont’d) (Showing Percentage of Total Value of Investments)	June 30, 2006 (unaudited)

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency to Deliver (000)				In Exchange For (000)			Unrealized
							Appreciation
		Value	Settlement			Value	(Depreciation)
		(000)	Date			(000)	(000)

EUR	50	$64	7/26/04	USD	63	$63	$(1)
EUR	74	95	7/26/04	USD	93	93	(2)
EUR	379	488	7/26/04	USD	478	478	(10)
		$647				$634	$(13)

USD — United States Dollar

Graphic Presentation of Portfolio Holdings

The following graph depicts the Fund’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Global Opportunity Bond Fund, Inc.

Financial Statements

Statement of Assets and Liabilities

June 30, 2006 (unaudited) (000)
Assets:
Investments, at Value (Cost $35,055)	$34,023
Cash	674
Interest Receivable	713
Receivable for Investments Sold	649
Due from Broker	211
Other Assets	10
Total Assets	36,280
Liabilities:
Payable For:
Reverse Repurchase Agreements	2,139
Dividends Declared	525
Foreign Currency Overdraft	519
Investments Purchased	652
Investment Advisory Fees	27
Directors’ Fees and Expenses	8
Custodian Fees	5
Administration Fees	2
Unrealized Depreciation on Foreign Currency Exchange Contracts	13
Other Liabilities	49
Total Liabilities	3,939
Net Assets
Applicable to 4,200,098, Issued and Outstanding $0.01 Par Value Shares (100,000,000 Shares Authorized)	$32,341
Net Asset Value Per Share	$7.70
Net Assets Consist of:
Common Stock	$42
Paid-in Capital	58,450
Undistributed (Distributions in Excess of) Net Investment Income	(112)
Accumulated Net Realized Gain (Loss)	(25,009)
Unrealized Appreciation (Depreciation) on Investments, Futures, Foreign Currency Exchange Contracts and Translations	(1,030)
Net Assets	$32,341

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Global Opportunity Bond Fund, Inc.

Financial Statements

Statement of Operations

Six Months Ended June 30, 2006 (unaudited) (000)
Investment Income
Interest (Net of $1 of Foreign Taxes Withheld)	$1,531
Dividends	1
Total Investment Income	1,532
Expenses
Investment Advisory Fees (Note B)	166
Interest Expense on Reverse Repurchase Agreements	120
Professional Fees	29
Administration Fees (Note C)	13
Custodian Fees (Note D)	10
Stockholder Servicing Agent Fees	10
Stockholder Reporting Expenses	2
Directors’ Fees and Expenses	1
Other Expenses	21
Total Expenses	372
Expense Offset (Note D)	@—
Net Expenses	372
Net Investment Income	1,160
Net Realized Gain (Loss) on:
Investments	387
Futures Contracts	60
Foreign Currency Transactions	25
Net Realized Gain (Loss)	472
Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,517)
Foreign Currency Translations	(26)
Futures Contracts	22
Change in Unrealized Appreciation (Depreciation)	(1,521)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(1,049)
Net Increase (Decrease) in Net Assets Resulting from Operations	$111

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Global Opportunity Bond Fund, Inc.

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006 (unaudited) (000)	Year Ended December 31, 2005 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$1,160	$2,539
Net Realized Gain (Loss)	472	663
Change in Unrealized Appreciation (Depreciation)	(1,521)	(997)
Net Increase (Decrease) in Net Assets Resulting from Operations	111	2,205
Distributions from and/or in Excess of:
Net Investment Income	(1,091)	(2,798)
Capital Share Transactions:
Reinvestment of Distributions (3,741 and 2,718 Shares, respectively)	32	24
Total Increase (Decrease)	(948)	(569)
Net Assets:
Beginning of Period	33,289	33,858
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $(112) and $(181), respectively)	$32,341	$33,289

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Global Opportunity Bond Fund, Inc.

Financial Statements

Statement of Cash Flows

Six Months Ended June 30, 2006 (unaudited) (000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Long-Term Investments	$11,683
Purchases of Long-Term Investments	(7,484)
Net (Increase) Decrease in Short-Term Investments	236
Net (Increase) Decrease in Foreign Currency Holdings	519
Net Realized Gain (Loss) on Foreign Currency Transactions	25
Net Realized Gain (Loss) on Futures Contracts	60
Net Investment Income	1,160
Adjustments to Reconcile Net Investment Income to Net Cash Provided (Used) in Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	59
Net Increase (Decrease) in Payables Related to Operations	(42)
(Accretion) Amortization of Discounts and Premiums	(106)
Net Cash Provided (Used) by Operating Activities	6,110
Cash Flows from Financing Activities:
Cash Received for Reverse Repurchase Agreements	6,140
Cash Paid for Reverse Repurchase Agreements	(9,944)
Cash Distributions Paid	(1,633)
Net Cash Provided (Used) for Financing Activities	(5,437)
Net Increase (Decrease) in Cash	673
Cash at Beginning of Period	1
Cash at End of Period	$674

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Global Opportunity Bond Fund, Inc.

Selected Per Share Data and Ratios	Financial Highlights

	Six Months Ended		Year Ended December 31,
	June 30, 2006
	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$7.93		$8.07	$7.91	$6.32	$7.31	$9.01
Net Investment Income	0.28	†	0.61 †	0.63 †	0.62 †	0.68 †	0.95
Net Realized and Unrealized Gain (Loss) on Investments	(0.25)		(0.08)	0.16	1.48	(0.95)	(1.67)
Total from Investment Operations	0.03		0.53	0.79	2.10	(0.27)	(0.72)
Distributions from and/or in Excess of:
Net Investment Income	(0.26)		(0.67)	(0.63)	(0.51)	(0.72)	(0.98)
Net Asset Value, End of Period	$7.70		$7.93	$8.07	$7.91	$6.32	$7.31
Per Share Market Value, End of Period	$9.00		$9.06	$10.25	$7.75	$5.87	$7.06
TOTAL INVESTMENT RETURN:
Market Value	2.51	%**	(4.24)%	42.60%	41.53%	(7.03)%	3.51%
Net Asset Value (1)	0.08	%**	6.46%	10.14%	34.16%	(3.33)%	(7.82)%
RATIOS, SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)	$32,341		$33,289	$33,858	$33,149	$26,498	$30,610
Ratio of Expenses to Average Net Assets	2.24	%*	2.45%	1.91%	1.99%	2.87%	3.61%
Ratio of Expenses to Average Net Assets Excluding Interest Expense	1.52	%*	1.61%	1.61%	1.88%	2.15%	2.12%
Ratio of Net Investment Income to Average Net Assets	6.98	%*	7.53%	8.00%	8.51%	10.23%	11.49%
Portfolio Turnover Rate	22	%**	53%	91%	132%	101%	122%

(1)

Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder’s investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

†	Per share amount is based on average shares outstanding.
*	Annualized
**	Not Annualized

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Global Opportunity Bond Fund, Inc.

Notes to Financial Statements	June 30, 2006 (unaudited)

Morgan Stanley Global Opportunity Bond Fund, Inc. (the “Fund”) was incorporated in Maryland on March 31, 1994, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is to produce high current income and as a secondary objective to seek capital appreciation through investments primarily in high yield bonds and emerging market debt securities.

A.    Accounting Policies:     The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation:     Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Director”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Repurchase Agreements:     The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

3.              Reverse Repurchase Agreements:     The Fund may enter into reverse repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received

Morgan Stanley Global Opportunity Bond Fund, Inc.

Notes to Financial Statements (cont’d)	June 30, 2006 (unaudited)

by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Portfolio of Investments.

At June 30, 2006, the Fund had reverse repurchase agreements outstanding with UBS Warburg as follows:

UBS Warburg Agreement	Maturity in less than 365 Days
Value of Securities Subject to Repurchase	$2,096,000
Liability Under Reverse Repurchase Agreement	$2,139,000
Weighted Average Days to Maturity	67.88

The weighted average weekly balance of reverse repurchase agreements outstanding during the six months ended June 30, 2006, was approximately $3,474,000 at a weighted average interest rate of 5.19%.

4.              Foreign Currency Translation:     The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

A significant portion of the Fund’s net assets consist of securities of issuers located in emerging markets or which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market securities may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

5.              Derivatives:     The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund’s investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

Foreign Currency Exchange Contracts:     The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The

Morgan Stanley Global Opportunity Bond Fund, Inc.

Notes to Financial Statements (cont’d)	June 30, 2006 (unaudited)

contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Purchased & Written Options:     The Fund may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

The Fund may purchase call and put options on its securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities purchased or sold by the Fund and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Securities Sold Short:     The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their market price at the time of replacement. The Fund may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Fund’s obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Fund will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Structured Securities:     The Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the Structured Security. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

Futures:     The Fund may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash, government or other liquid securities deposited with brokers or custodians

Morgan Stanley Global Opportunity Bond Fund, Inc.

Notes to Financial Statements (cont’d)	June 30, 2006 (unaudited)

as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

The Fund may use futures contracts in order to manage its exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Over-the-Counter Trading:     Securities and other derivative instruments that may be purchased or sold by the Fund are expected to regularly consist of instruments not traded on an exchange. The risk of non-performance by the obligor on such an instrument may be greater, and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange-traded instrument. In addition, significant disparities may exist between bid and ask prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

6.              Other:     Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis and discounts and premiums on investments purchased are accreted or amortized in accordance with the effective yield method over their respective lives, except where collection is in doubt. Dividend income and distributions are recorded on the ex-dividend date (except certain dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes.

B.    Investment Advisory Fees:     Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”) provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the “Agreement”). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.00% of the Fund’s average weekly net assets.

C.    Administration Fees:     MS Investment Management also serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Administration Agreement, the administration fee is 0.08% of the Fund’s average weekly net assets. MS Investment Management has agreed to limit the administration fee so that it will be no greater than the previous administration fee of 0.02435% of the Fund’s average weekly net assets plus $24,000 per annum. This waiver is voluntary and may be terminated at any time. For the six motnhs ended June 30, 2006, no administration fees were waived pursuant to this arrangement. Under a sub-administration agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. Administration costs (including out-of-pocket expenses) incurred in the ordinary course of providing services under the agreement, except pricing services and extraordinary expenses, will be covered under the administration fee.

D.    Custodian Fees:     JP Morgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Fund’s expenses. These Custodian credits are shown as “Expense Offset” on the Statement of Operations.

E.     Federal Income Taxes:     It is the Fund’s intention to continue to qualify as a regulated investment company and

Morgan Stanley Global Opportunity Bond Fund, Inc.

Notes to Financial Statements (cont’d)	June 30, 2006 (unaudited)

distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2005 and 2004 were as follows:

2005 Distributions Paid From: (000)		2004 Distributions Paid From: (000)

	Long-term		Long-term
Ordinary	Capital	Ordinary	Capital
Income	Gain	Income	Gain
$2,798	$—	$2,623	$—

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains and losses related to foreign currency transactions, paydown adjustments and defaulted bonds, resulted in the following reclassifications among the components of net assets at December 31, 2005:

Increase (Decrease)
Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$159	$(196)	$37

At December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary Income	Long-term Capital Gain
(000)	(000)

$ 15	$ —

At June 30, 2006, the U.S. Federal income tax cost basis of investments was $35,055,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,032,000 of which $1,324,000 related to appreciated securities and $2,356,000 related to depreciated securities.

At December 31, 2005, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $25,271,000 to offset against future capital gains of which $10,076,000 will expire on December 31, 2006, $1,956,000 will expire on December 31, 2007, $1,037,000 will expire on December 31, 2009, $6,605,000 will expire on December 31, 2010 and $5,597,000 will expire on December 31, 2011. During the year ended December 31, 2005, the Fund utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $204,000.

To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Net capital, currency and passive foreign investment company losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended December 31, 2005, the Fund did not defer any capital, currency and passive foreign investment company losses to January 3, 2006, for U.S. Federal income tax purposes.

F.     Contractual Obligations:     The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G.    Other:     For the six months ended June 30, 2006, the Fund made purchases and sales totaling $7,697,000 and $11,490,000 respectively, of investments other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

Morgan Stanley Global Opportunity Bond Fund, Inc.

Notes to Financial Statements (cont’d)	June 30, 2006 (unaudited)

A significant portion of the Fund’s total investments consist of U.S. high yield securities rated below investment grade. Investments in high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities.

Emerging market and high yield investments are often traded by one market maker who may also be utilized by the Fund to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the Portfolio of Investments and the differences could be material.

On June 20, 2006, the Officers of the Fund, pursuant to authority granted by the Directors declared a distribution of $0.1250 per share, derived from net investment income, payable on July 14, 2006, to stockholders of record on June 30, 2006.

Reporting to Stockholders

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund stockholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to stockholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, http:/www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549- 0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission’s website at www.sec.gov.

Morgan Stanley Global Opportunity Bond Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the “Plan”), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the “Plan Agent”) is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value or, if net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

The Plan Agent’s fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant’s account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant’s behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder’s name and held for the account of beneficial owners who are participating in the Plan.

Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley Global Opportunity Bond Fund, Inc.

American Stock Transfer & Trust Company

Dividend Reinvestment and Cash Purchase Plan

59 Maiden Lane

New York, New York 10038

1(800) 278-4353

Morgan Stanley Global Opportunity Bond Fund, Inc.

Directors

Michael Nugent

Michael Bozic

Charles A. Fiumefreddo

Edwin J. Garn

Wayne E. Hedien

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Fergus Reid

Officers

Michael Nugent

Chairman of the Board

Ronald E. Robison

President and Principal Executive Officer

J. David Germany

Vice President

Dennis F. Shea

Vice President

Barry Fink

Vice President

Amy R. Doberman

Vice President

Stefanie V. Chang Yu

Vice President

James W. Garrett

Treasurer and Chief Financial Officer

Carsten Otto

Chief Compliance Officer

Michael J. Leary

Assistant Treasurer

Mary E. Mullin

Secretary

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, New York 10020

Custodian

JP Morgan Chase Bank, N.A.

270 Park Avenue

New York, New York 10017

Stockholder Servicing Agent

American Stock Transfer & Trust Company

59 Maiden Lane

New York, New York 10038

1 (800) 278-4353

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

For additional Fund information, including the Fund’s net asset value per share and information regarding the investments comprising the Fund’s portfolio, please call 1(800) 221-6726 or visit our website at www.morganstanley.com/im.

© 2006 Morgan Stanley

IS06-00675P-Y06/06

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded  that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

1

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably  likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Global Opportunity Bond Fund, Inc.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 10, 2006

By:	/s/ James W. Garrett
Name:	James W. Garrett
Title:	Principal Executive Officer
Date:	August 10, 2006